UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2018 (Unaudited)

DWS High Income Fund

(formerly Deutsche High Income Fund)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 89.4%
Consumer Discretionary 19.2%
Adient Global Holdings Ltd.:
REG S, 3.5%, 8/15/2024	EUR	2,800,000	3,027,133
144A, 4.875%, 8/15/2026		1,240,000	1,112,900
Ally Financial, Inc.:
4.125%, 2/13/2022		3,000,000	2,946,600
5.75%, 11/20/2025 (b)		1,250,000	1,273,438
Altice France SA:
144A, 6.0%, 5/15/2022		3,930,000	3,943,951
144A, 7.375%, 5/1/2026		8,050,000	7,870,485
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022 (b)		3,526,000	3,411,405
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		2,430,000	2,344,950
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		1,450,000	1,439,125
6.25%, 3/15/2026		935,000	911,625
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		3,077,000	3,049,122
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		1,635,000	1,553,250
Boyd Gaming Corp.:
144A, 6.0%, 8/15/2026		2,325,000	2,301,750
6.875%, 5/15/2023		1,295,000	1,356,513
Cablevision Systems Corp., 5.875%, 9/15/2022		4,700,000	4,664,750
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024 (b)		1,930,000	1,746,650
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		2,205,000	2,017,575
144A, 5.125%, 5/1/2027		1,665,000	1,557,816
5.25%, 9/30/2022		6,700,000	6,720,937
144A, 5.5%, 5/1/2026		6,245,000	6,055,776
144A, 5.875%, 4/1/2024		2,375,000	2,380,938
144A, 5.875%, 5/1/2027		4,340,000	4,236,925
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		8,700,000	8,645,625
144A, 7.5%, 4/1/2028		1,800,000	1,821,960
Clear Channel Worldwide Holdings, Inc., Series A, 6.5%, 11/15/2022		2,270,000	2,304,050
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		5,380,000	5,137,900
144A, 10.125%, 1/15/2023		5,040,000	5,556,600
144A, 10.875%, 10/15/2025		2,353,000	2,712,538
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		650,000	658,125
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		4,150,000	4,087,750
144A, 6.5%, 6/1/2026		3,780,000	3,836,700
DISH DBS Corp.:
5.875%, 7/15/2022 (b)		2,500,000	2,350,000
5.875%, 11/15/2024		2,000,000	1,692,500
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		4,217,000	4,239,350
GLP Capital LP:
5.25%, 6/1/2025		1,465,000	1,465,000
5.75%, 6/1/2028		760,000	765,700
Group 1 Automotive, Inc., 5.0%, 6/1/2022		4,010,000	3,979,925
HD Supply, Inc., 144A, 5.75%, 4/15/2024		1,180,000	1,237,525
Lennar Corp., 5.0%, 6/15/2027		685,000	655,888
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		1,820,000	1,847,482
MGM Resorts International, 5.75%, 6/15/2025		2,811,000	2,806,643
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		1,247,000	1,243,883
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		1,110,000	1,046,175
Penske Automotive Group, Inc., 5.5%, 5/15/2026		2,160,000	2,116,800
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		715,000	707,850
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,155,750
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		1,325,000	1,325,000
Sonic Automotive, Inc., 6.125%, 3/15/2027		555,000	524,475
Stars Group Holdings, 144A, 7.0%, 7/15/2026 (c)		2,320,000	2,343,200
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,208,813
Toll Brothers Finance Corp.:
4.35%, 2/15/2028		3,598,000	3,215,712
4.875%, 11/15/2025		1,220,000	1,174,250
TRI Pointe Group, Inc., 5.25%, 6/1/2027		1,775,000	1,628,563
UPC Holding BV, 144A, 5.5%, 1/15/2028		5,785,000	5,206,500
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		4,765,000	4,527,226
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		2,910,000	2,749,950
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,725,000	3,445,625
144A, 5.5%, 8/15/2026		2,310,000	2,162,391
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		995,000	990,025
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		1,475,000	1,378,225
			159,875,288
Consumer Staples 2.6%
Chobani LLC, 144A, 7.5%, 4/15/2025		470,000	451,200
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		3,400,000	3,306,500
FAGE International SA, 144A, 5.625%, 8/15/2026		1,790,000	1,646,800
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		5,210,000	4,845,300
144A, 6.75%, 2/15/2028		3,607,000	3,407,533
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		700,000	672,000
144A, 5.875%, 9/30/2027		2,150,000	1,994,125
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		570,000	534,375
144A, 5.75%, 3/1/2027		3,095,000	3,002,150
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		2,365,000	2,051,637
			21,911,620
Energy 23.4%
Antero Midstream Partners LP, 5.375%, 9/15/2024		1,685,000	1,697,637
Antero Resources Corp.:
5.375%, 11/1/2021		6,205,000	6,282,562
5.625%, 6/1/2023		1,180,000	1,194,750
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		5,920,000	5,979,200
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)		1,083,000	1,096,538
8.25%, 7/15/2025		1,355,000	1,436,300
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		5,040,000	4,995,900
5.875%, 3/31/2025		2,200,000	2,288,000
7.0%, 6/30/2024		5,525,000	6,022,250
Chesapeake Energy Corp.:
144A, 8.0%, 12/15/2022 (b)		1,739,000	1,825,428
8.0%, 1/15/2025 (b)		2,255,000	2,296,605
8.0%, 6/15/2027 (b)		5,340,000	5,433,450
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026		1,565,000	1,521,963
Continental Resources, Inc., 5.0%, 9/15/2022		6,169,000	6,250,510
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		3,085,000	3,081,144
6.25%, 4/1/2023		4,835,000	4,919,612
DCP Midstream Operating LP, 3.875%, 3/15/2023		1,400,000	1,352,750
Diamondback Energy, Inc., 4.75%, 11/1/2024		1,650,000	1,608,750
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		540,000	523,800
144A, 5.75%, 1/30/2028		540,000	526,500
Energy Transfer Equity LP, 5.5%, 6/1/2027		5,140,000	5,140,000
Extraction Oil & Gas, Inc.:
144A, 5.625%, 2/1/2026		2,065,000	1,977,361
144A, 7.375%, 5/15/2024		920,000	963,700
Genesis Energy LP:
6.25%, 5/15/2026		3,235,000	3,048,987
6.5%, 10/1/2025		4,100,000	3,936,000
Gulfport Energy Corp.:
6.0%, 10/15/2024		875,000	842,188
6.375%, 5/15/2025		1,415,000	1,376,088
6.375%, 1/15/2026		2,080,000	1,996,800
Halcon Resources Corp., 6.75%, 2/15/2025 (b)		3,760,000	3,515,600
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026		1,935,000	1,930,162
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		2,605,000	2,526,850
144A, 5.75%, 10/1/2025		3,030,000	3,022,425
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		2,995,000	3,024,950
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		1,490,000	1,482,550
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026		1,464,000	1,434,720
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		2,000,000	1,972,500
6.25%, 3/15/2023		2,615,000	2,618,269
MEG Energy Corp., 144A, 6.375%, 1/30/2023		2,680,000	2,492,400
Murphy Oil Corp., 5.75%, 8/15/2025		1,970,000	1,964,484
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		855,000	835,763
Nabors Industries, Inc.:
5.5%, 1/15/2023 (b)		5,800,000	5,582,500
144A, 5.75%, 2/1/2025		1,205,000	1,138,725
Newfield Exploration Co.:
5.375%, 1/1/2026		3,160,000	3,231,100
5.75%, 1/30/2022		2,000,000	2,082,500
Noble Holding International Ltd., 144A, 7.875%, 2/1/2026		1,790,000	1,843,700
NuStar Logistics LP, 5.625%, 4/28/2027		3,118,000	3,016,665
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)		1,894,000	1,926,596
6.875%, 1/15/2023 (b)		1,255,000	1,276,963
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		745,000	731,963
144A, 5.375%, 1/15/2025		1,190,000	1,181,075
144A, 5.625%, 10/15/2027		1,705,000	1,692,212
PDC Energy, Inc., 6.125%, 9/15/2024		2,090,000	2,131,800
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		1,800,000	1,826,280
144A, 6.375%, 3/31/2025 (b)		2,340,000	2,416,050
Precision Drilling Corp., 144A, 7.125%, 1/15/2026 (b)		1,680,000	1,725,360
QEP Resources, Inc., 5.625%, 3/1/2026		1,295,000	1,239,963
Range Resources Corp.:
4.875%, 5/15/2025 (b)		1,775,000	1,664,062
5.0%, 8/15/2022		4,330,000	4,286,700
5.0%, 3/15/2023		1,800,000	1,741,500
5.875%, 7/1/2022		1,700,000	1,721,250
Resolute Energy Corp., 8.5%, 5/1/2020		576,000	574,560
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		2,050,000	2,065,375
Southwestern Energy Co.:
4.1%, 3/15/2022 (b)		2,900,000	2,769,500
6.7%, 1/23/2025 (b)		1,400,000	1,370,250
7.75%, 10/1/2027 (b)		4,805,000	4,985,187
Sunoco LP:
144A, 5.5%, 2/15/2026		1,945,000	1,842,887
144A, 5.875%, 3/15/2028		550,000	518,557
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028		4,240,000	3,943,200
5.375%, 2/1/2027		3,600,000	3,492,000
144A, 5.875%, 4/15/2026		1,682,000	1,694,615
Transocean Guardian Ltd., 144A, 5.875%, GTY: Multiple, 1/15/2024 (c)		665,000	662,506
Transocean, Inc., 144A, 9.0%, 7/15/2023		1,600,000	1,722,000
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		700,000	673,750
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026		2,652,000	2,744,820
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		1,540,000	1,413,535
7.75%, 6/15/2021 (b)		1,220,000	1,255,075
8.25%, 6/15/2023		1,000,000	992,090
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)		5,435,000	5,554,407
WildHorse Resource Development Corp.:
6.875%, 2/1/2025		625,000	636,719
144A, 6.875%, 2/1/2025 (b)		1,280,000	1,304,000
WPX Energy, Inc.:
5.25%, 9/15/2024		2,015,000	1,982,256
6.0%, 1/15/2022		590,000	613,600
8.25%, 8/1/2023		3,005,000	3,403,162
			195,106,461
Financials 0.4%
CIT Group, Inc., 4.125%, 3/9/2021		230,000	228,563
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		855,000	882,681
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		935,000	897,600
Travelport Corporate Finance PLC, 144A, 6.0%, 3/15/2026		1,765,000	1,778,237
			3,787,081
Health Care 7.0%
Avantor, Inc., 144A, 6.0%, 10/1/2024		1,000,000	989,200
Centene Escrow I Corp., 144A, 5.375%, 6/1/2026		1,375,000	1,393,054
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026		320,000	320,704
DaVita, Inc.:
5.0%, 5/1/2025		1,500,000	1,411,875
5.125%, 7/15/2024		1,500,000	1,455,000
Endo Dac, 144A, 6.0%, 7/15/2023		1,860,000	1,529,850
HCA, Inc.:
5.25%, 6/15/2026		3,785,000	3,759,262
5.875%, 2/15/2026		4,470,000	4,509,112
LifePoint Health, Inc., 5.5%, 12/1/2021		1,230,000	1,228,463
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		1,275,000	1,062,713
Tenet Healthcare Corp.:
4.5%, 4/1/2021		1,400,000	1,386,000
144A, 5.125%, 5/1/2025		1,370,000	1,302,356
6.75%, 6/15/2023 (b)		675,000	671,625
144A, 7.0%, 8/1/2025		200,000	198,500
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		10,000,000	9,275,371
6.0%, 4/15/2024		600,000	594,196
6.75%, 3/1/2028 (b)		1,620,000	1,651,149
Valeant Pharmaceuticals International, 144A, 8.5%, 1/31/2027		2,330,000	2,359,125
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		5,000,000	5,067,200
144A, 5.625%, 12/1/2021		1,850,000	1,819,937
144A, 5.875%, 5/15/2023		2,040,000	1,916,325
144A, 6.125%, 4/15/2025		2,385,000	2,197,181
144A, 6.5%, 3/15/2022		3,590,000	3,715,650
144A, 7.0%, 3/15/2024		3,335,000	3,496,581
144A, 7.5%, 7/15/2021		3,730,000	3,788,281
144A, 9.25%, 4/1/2026		1,280,000	1,329,600
			58,428,310
Industrials 5.9%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (b)		2,850,000	2,860,687
144A, 6.0%, 10/15/2022		2,320,000	2,310,604
REG S, 6.125%, 1/15/2023		2,330,000	2,335,825
144A, 7.5%, 12/1/2024		3,095,000	3,257,487
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025		1,400,000	1,417,500
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		440,000	445,500
Covanta Holding Corp.:
5.875%, 3/1/2024		1,940,000	1,910,900
5.875%, 7/1/2025		1,120,000	1,080,800
DAE Funding LLC:
144A, 4.5%, 8/1/2022		134,000	129,980
144A, 5.0%, 8/1/2024		346,000	332,333
Energizer Gamma Acquisition, Inc., 144A, 6.375%, 7/15/2026 (c)		1,695,000	1,723,603
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		1,085,000	1,044,313
Hulk Finance Corp., 144A, 7.0%, 6/1/2026		2,150,000	2,058,625
IHO Verwaltungs GmbH, 144A, 9.0%, 9/15/2021 (PIK)		1,000,000	985,000
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,596,300
Mueller Water Products, Inc., 144A, 5.5%, 6/15/2026		1,650,000	1,662,375
Novelis Corp.:
144A, 5.875%, 9/30/2026		2,625,000	2,513,437
144A, 6.25%, 8/15/2024		5,095,000	5,095,000
Oshkosh Corp., 5.375%, 3/1/2025		215,000	220,375
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		3,280,000	3,115,344
144A, 5.25%, 8/15/2022		2,470,000	2,445,325
144A, 5.5%, 2/15/2024		3,265,000	3,223,502
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		44,000	46,847
Summit Materials LLC:
144A, 5.125%, 6/1/2025		395,000	371,300
6.125%, 7/15/2023		2,480,000	2,517,200
8.5%, 4/15/2022		940,000	1,007,069
Tennant Co., 5.625%, 5/1/2025		360,000	357,300
TransDigm, Inc., 5.5%, 10/15/2020		1,710,000	1,710,000
WESCO Distribution, Inc., 5.375%, 6/15/2024		1,880,000	1,847,100
			49,621,631
Information Technology 3.5%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		1,200,000	1,086,000
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		2,735,000	2,587,583
Dell International LLC:
144A, 5.875%, 6/15/2021		1,455,000	1,474,820
144A, 6.02%, 6/15/2026		3,200,000	3,361,253
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		1,880,000	1,887,050
First Data Corp.:
144A, 5.375%, 8/15/2023		2,500,000	2,523,125
144A, 7.0%, 12/1/2023		5,285,000	5,504,750
Netflix, Inc.:
4.375%, 11/15/2026 (b)		2,400,000	2,243,520
5.875%, 2/15/2025		1,335,000	1,369,430
144A, 5.875%, 11/15/2028		1,035,000	1,045,040
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023 (b)		1,315,000	1,246,620
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	2,067,000
Western Digital Corp., 4.75%, 2/15/2026		3,310,000	3,218,975
			29,615,166
Materials 11.6%
AK Steel Corp.:
6.375%, 10/15/2025 (b)		2,831,000	2,632,830
7.0%, 3/15/2027 (b)		1,725,000	1,638,750
7.5%, 7/15/2023		2,000,000	2,085,000
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		2,118,000	2,062,403
144A, 7.25%, 5/15/2024		1,160,000	1,206,400
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		2,615,000	2,595,388
Berry Global, Inc., 5.5%, 5/15/2022		3,820,000	3,853,998
BWAY Holding Co., 144A, 5.5%, 4/15/2024		4,345,000	4,236,375
Cascades, Inc., 144A, 5.5%, 7/15/2022		315,000	312,244
Chemours Co.:
5.375%, 5/15/2027		1,480,000	1,431,900
6.625%, 5/15/2023		1,035,000	1,085,456
7.0%, 5/15/2025		725,000	777,563
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,375,000	1,246,094
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	2,500,000	2,936,325
144A, 5.75%, 5/15/2024		1,325,000	1,281,938
144A, 5.875%, 2/15/2026		3,936,000	3,798,240
144A, 6.625%, 3/1/2025 (b)		6,000,000	6,045,000
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		1,628,000	1,571,020
144A, 6.875%, 3/1/2026		1,260,000	1,206,450
Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026		2,395,000	2,385,660
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		1,800,000	1,710,000
3.875%, 3/15/2023		1,500,000	1,417,500
4.0%, 11/14/2021		3,000,000	2,925,000
5.4%, 11/14/2034		1,841,000	1,670,708
5.45%, 3/15/2043		435,000	381,582
Hexion, Inc.:
6.625%, 4/15/2020		2,010,000	1,882,164
144A, 10.375%, 2/1/2022		560,000	548,800
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		2,425,000	2,497,750
144A, 7.625%, 1/15/2025		2,675,000	2,802,062
Kaiser Aluminum Corp., 5.875%, 5/15/2024		2,110,000	2,152,200
Mercer International, Inc.:
144A, 5.5%, 1/15/2026		425,000	412,250
6.5%, 2/1/2024		1,390,000	1,407,375
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		2,460,000	2,337,000
144A, 5.25%, 6/1/2027		1,685,000	1,570,209
Nufarm Australia Ltd., 144A, 5.75%, 4/30/2026		1,045,000	1,013,650
Nyrstar Netherlands Holdings BV, REG S, 8.5%, 9/15/2019	EUR	2,000,000	2,378,229
OCI NV:
144A, 5.0%, 4/15/2023	EUR	470,000	559,651
144A, 6.625%, 4/15/2023		2,002,000	2,033,431
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025		2,125,000	1,955,000
Platform Specialty Products Corp.:
144A, 5.875%, 12/1/2025 (b)		1,360,000	1,329,400
144A, 6.5%, 2/1/2022		4,325,000	4,400,687
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		3,925,000	3,875,937
144A, 7.0%, 7/15/2024		465,000	474,881
Teck Resources Ltd.:
6.125%, 10/1/2035		1,800,000	1,813,500
6.25%, 7/15/2041		1,750,000	1,741,250
Tronox, Inc., 144A, 6.5%, 4/15/2026		1,746,000	1,735,088
United States Steel Corp.:
6.25%, 3/15/2026		917,000	904,400
6.875%, 8/15/2025		4,035,000	4,059,008
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		840,000	856,548
			97,234,294
Real Estate 1.8%
CyrusOne LP, (REIT), 5.375%, 3/15/2027		5,775,000	5,731,687
Iron Mountain, Inc., 144A, (REIT), 5.25%, 3/15/2028		1,820,000	1,684,228
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		1,985,000	1,895,675
(REIT), 5.25%, 8/1/2026		340,000	333,200
(REIT), 6.375%, 3/1/2024		2,365,000	2,477,338
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022		2,700,000	2,581,875
			14,704,003
Telecommunication Services 9.9%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		2,800,000	2,831,500
Series W, 6.75%, 12/1/2023 (b)		2,555,000	2,567,775
Series Y, 7.5%, 4/1/2024 (b)		4,595,000	4,721,362
Digicel Ltd., REG S, 6.0%, 4/15/2021		3,310,000	2,999,687
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		5,505,000	4,056,497
10.5%, 9/15/2022 (b)		750,000	680,625
11.0%, 9/15/2025		1,185,000	947,645
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		3,700,000	3,681,500
144A, 8.0%, 2/15/2024		7,000,000	7,350,000
144A, 9.75%, 7/15/2025		5,035,000	5,311,925
Level 3 Financing, Inc., 5.375%, 8/15/2022		5,500,000	5,500,000
Sprint Capital Corp.:
6.875%, 11/15/2028		1,200,000	1,149,000
8.75%, 3/15/2032		1,575,000	1,685,250
Sprint Corp.:
7.125%, 6/15/2024		10,120,000	10,217,051
7.625%, 3/1/2026 (b)		2,445,000	2,493,900
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028		530,000	490,913
6.0%, 4/15/2024		2,271,000	2,350,485
6.375%, 3/1/2025		4,479,000	4,636,661
6.5%, 1/15/2026		120,000	123,750
Telesat Canada, 144A, 8.875%, 11/15/2024		3,645,000	3,900,150
ViaSat, Inc., 144A, 5.625%, 9/15/2025		755,000	707,813
Zayo Group LLC:
144A, 5.75%, 1/15/2027		5,200,000	5,109,000
6.0%, 4/1/2023		5,085,000	5,173,987
6.375%, 5/15/2025		3,580,000	3,647,125
			82,333,601
Utilities 4.1%
AmeriGas Partners LP:
5.5%, 5/20/2025		1,565,000	1,516,094
5.75%, 5/20/2027		1,445,000	1,372,750
Calpine Corp.:
144A, 5.25%, 6/1/2026		1,360,000	1,280,950
5.75%, 1/15/2025 (b)		1,100,000	1,005,813
NGL Energy Partners LP, 5.125%, 7/15/2019		1,705,000	1,707,131
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028 (b)		3,000,000	2,955,000
6.25%, 7/15/2022		13,245,000	13,629,767
Vistra Energy Corp.:
5.875%, 6/1/2023 (b)		998,000	1,026,692
7.375%, 11/1/2022		2,650,000	2,769,250
7.625%, 11/1/2024		3,700,000	3,945,125
144A, 8.125%, 1/30/2026		2,555,000	2,775,369
			33,983,941
Total Corporate Bonds (Cost $753,130,703)			746,601,396
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bills, 1.381% ***, 10/11/2018 (Cost $1,095,696)		1,100,000	1,094,048
Loan Participations and Assignments 2.0%
Senior Loans **
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.84%, 1/15/2024		4,564,706	4,562,309
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.844%, 1/31/2025		4,477,500	4,392,607
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.594%, 2/28/2025		943,801	938,327
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.323%, 7/17/2025		3,491,184	3,473,361
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.091%, 2/2/2024		3,000,000	2,978,955
Total Loan Participations and Assignments (Cost $16,396,290)			16,345,559
Convertible Bonds 1.3%
Consumer Discretionary 0.1%
DISH Network Corp., 2.375%, 3/15/2024		450,000	396,274
Materials 1.2%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.006%, PIK, 10/18/2025 **(d)		8,680,896	10,351,968
Total Convertible Bonds (Cost $9,170,599)			10,748,242
		Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.		1,950	40,619
Materials 0.1%
GEO Specialty Chemicals, Inc.* (d)		3,309,615	695,019
GEO Specialty Chemicals, Inc. 144A* (d)		12,448	2,614
			697,633
Total Common Stocks (Cost $2,315,542)			738,252
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $1,482,531)		6,700	280,833
Securities Lending Collateral 10.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (e) (f) (Cost $89,723,335)		89,723,335	89,723,335
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 1.85% (e) (Cost $37,230,386)		37,230,386	37,230,386
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $910,545,082)		108.1	902,762,051
Other Assets and Liabilities, Net		(8.1)	(67,842,367)
Net Assets		100.0	834,919,684

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 9/30/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 10.7%
DWS Deutsche Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (e) (f)
87,495,171	—	87,495,171	—	—	634,818	—	89,723,335	89,723,335
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 1.85% (e)
43,198,550	363,708,737	369,676,901	—	—	510,729	—	37,230,386	37,230,386
130,693,721	363,708,737	457,172,072	—	—	1,145,547	—	126,953,721	126,953,721

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $84,879,165, which is 10.2% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	7,806,523	USD	9,128,659	7/31/2018	(8,252)	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Corporate Bonds	$—	$746,601,396	$—	$746,601,396
Government & Agency Obligation	—	1,094,048	—	1,094,048
Loan Participations and Assignments	—	16,345,559	—	16,345,559
Convertible Bonds	—	396,274	10,351,968	10,748,242
Common Stocks	40,619	—	697,633	738,252
Warrant	—	—	280,833	280,833
Short-Term Investments (f)	126,953,721	—	—	126,953,721
Total	$126,994,340	$764,437,277	$11,330,434	$902,762,051
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(8,252)	$—	$(8,252)
Total	$—	$(8,252)	$—	$(8,252)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of September 30, 2017	$9,926,568	$376,704	$134,437	$10,437,709
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	53,215	(352,129)	146,396	(152,518)
Amortization premium/discount	6,410	—	—	6,410
Purchases	8,852,371	673,058	—	9,525,429
(Sales)	(8,486,596)	—	—	(8,486,596)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of June 30, 2018	$10,351,968	$697,633	$280,833	$11,330,434
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2018	$53,215	$(352,129)	$146,396	$(152,518)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 6/30/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$697,633	Market Approach	EV/EBITDA Multiple	5.75
			Discount to public comparables	30%
			Discount for lack of marketability	20%
Warrants
Materials	$280,833	Black Scholes Option Pricing Model	Implied Volatility of Option	22.85%
			Illiquidity Discount	20%
Corporate Bonds
			Implied Volatility of Option	45%
			Discount Rate	17.16%
Materials	$10,351,968	Market Approach	EV/EBITDA Multiple	5.75
			Discount to public comparable	30%
			Discount for lack of marketability	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments and Convertible Notes include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black Scholes Model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Currency Contracts	$ (8,252)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018